Other Payables And Accruals	12 Months Ended
Dec. 31, 2021
Accrued Expenses And Other Liabilities [Abstract]
Other Payables And Accruals
21.	OTHER PAYABLES AND ACCRUALS

		As of December 31,
	Note	2020	2021
		HK$	HK$
Accruals and other payables		81,054,895	91,594,587
Contract liabilities	(i)	47,270,998	630,962

		128,325,893	92,225,549

Note:

(i)	Contract liabilities include upfront fees received to deliver asset management services.

Movements in contract liabilities during the years ended December 31, 2020 and 2021 are as follows:

HK$
At January 1, 2020	111,974,163
Upfront fee received during the year	38,201,342
Revenue recogni z ed during the year	(102,904,507)

At December 31, 2020	47,270,998
Revenue recogni z ed during the year	(46,640,036)

At December 31, 2021	630,962